Equity Method Investments - Narrative (Details) $ in Millions		12 Months Ended
	Aug. 04, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) rig	Aug. 03, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Interest in equity method investment not held by the company				51.00%
Proceeds from disposal of equity method investments		$ 10.6	$ 0.0	$ 0.0
Equity method investments		19.4	$ 62.7	27.7
Funding provided by shareholder loans	$ 5.4
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%		49.00%		49.00%
Ownership percentage sold	49.00%
Equity method investments		0.0	$ 5.2	(3.7)
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%				49.00%
Ownership percentage sold	49.00%
Equity method investments		0.0	0.0	$ 0.0
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%			49.00%
Number of rigs on bareboat charter | rig				5
Number of joint ventures for bareboat charters | rig				2
Perfomex and Perfomex II | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable		86.8
Billed contracts receivable		70.5
Unbilled contracts receivable		16.3
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%				49.00%
Additional ownership percentage acquired	2.00%
Equity method investments		16.9	48.0	$ 31.4
Funding provided by shareholder loans		9.8
Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Realized gain on disposal of investment	$ 3.6
Proceeds from disposal of equity method investments	10.6
Equity method investments	7.0
Opex and Akal | Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable	237.1
Billed contracts receivable	113.7		97.6
Unbilled contracts receivable	$ 123.4		172.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%				49.00%
Additional ownership percentage acquired	2.00%
Equity method investments		$ 2.5	$ 9.5	$ 0.0
Borr Mexico Ventures Limited | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity				49.00%
Borr Mexico Ventures Limited | Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity				49.00%